Subordinated Debentures - Summary of Contractual Balance and Unamortized Fair Value Adjustment (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Brokers and Dealers [Abstract]
Contractual balance		$ 15,465	$ 15,465
Unamortized fair value adjustment		(6,214)	(6,524)
Net book value	$ 9,371	$ 9,251	$ 8,941